Impairment Test for Non-Financial Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Cash flow forecasts period	10 years
Growth rate for deriving terminal value	1.00%
Post-tax discount rate	18.17%	19.07%	17.66%
Debt leveraging rate	14.46%	14.60%	17.00%
Market premium rate	7.00%	7.50%	8.00%
Risk premium rate	10.00%	10.00%	11.00%